Long-term debt - Additional Information (Details)	1 Months Ended					12 Months Ended
	Nov. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 USD ($)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount						¥ 95,692,000		¥ 652,000
Unamortized debt issuance costs						(539,000)		(6,000)
Gain (loss) on repurchase of debt instrument						(38,629,000)	$ (5,292,000)	292,213,000		¥ 1,318,594,000
Long-Term Debt, Maturity, Year One						500,000
Long-term debt, Maturity, Year two and three						96,700,000
Long-term debt, Maturity, After year three						0
Long-term bank loans						3,069,000,000								$ 420,500,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair value						96,100,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount						¥ 86,300		3,040,900,000															$ 500,000,000
Long-term debt interest rate				1.375%		1.74%								1.74%									1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost				¥ 3,356,100,000	$ 488,200,000
Long-term debt issuance cost				¥ 81,100,000																			$ 11,800,000
Unamortized debt issuance costs						¥ 400		23,600,000
Interest expense debt						13,100,000	1,800,000		$ 7,400,000		$ 7,300,000
Debt conversion, Original debt, Amount | $											14,000		$ 70,600,000
Debt instrument repurchased face amount						3,000,000,000								$ 429,300,000
Repayments of notes payable						3,000,000,000	429,300,000
Gain (loss) on repurchase of debt instrument						(21,000,000)	(3,000,000)
Long-term bank loans								3,017,339,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount						¥ 700,000		700,000													$ 800,000,000
Long-term debt interest rate		1.25%				1.52%								1.52%							1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost		¥ 5,594,800,000	$ 786,100,000
Long-term debt issuance cost		¥ 98,600,000																			$ 13,900,000
Debt instrument repurchase face amount percentage		100.00%	100.00%
Unamortized debt issuance costs						¥ 4,200		5,700
Interest expense debt						9,800	1,400		5,000,000		11,800,000
Debt conversion, Original debt, Amount | $													$ 1,000
Debt instrument repurchased face amount								5,300,000,000		385,700,000					$ 745,900,000			$ 54,000,000
Repayments of notes payable								5,300,000,000	745,900,000	352,000,000	49,300,000
Gain (loss) on repurchase of debt instrument								(54,000,000)	(7,600,000)	29,300,000	4,100,000
Long-term bank loans						657,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount						¥ 95,600,000		3,062,600,000								¥ 2,600,000,000	$ 384,800,000			$ 1,600,000,000
Long-term debt interest rate						0.80%								0.80%					0.50%	0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost	$ 1,576,600,000											¥ 10,100,000,000
Long-term debt issuance cost																			¥ 149,600,000	$ 23,400,000
Unamortized debt issuance costs						¥ 500,000		26,200,000
Interest expense debt						22,400,000	3,100,000		3,600,000		11,000,000
Debt instrument repurchased face amount						3,000,000,000		104,000,000		5,200,000,000				$ 419,100,000	14,500,000			$ 768,300,000
Repayments of notes payable							419,100,000	93,300,000	13,000,000	3,800,000,000	568,600,000
Gain (loss) on repurchase of debt instrument						(17,700,000)	$ (2,500,000)	9,800,000	1,400,000	¥ 1,289,500,000	$ 190,300,000
Long-term bank loans								3,036,428,000
Convertible Senior Notes Due April 2027 [Member]
Debt Instrument [Line Items]
Amount of covertible debt						700,000								91,400
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Year One						31,000,000
Long-term bank loans						31,000,000								4,200,000
Group long term loans from bank						¥ 3,100,000,000								$ 424,700,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																							$ 1,000
Convertible debt, conversion rate				40.404	40.404
Convertible debt, conversion price | $ / shares																								$ 24.75
Debt conversion, Converted instrument, Shares issued | shares										565	565	2,854,253	2,854,253
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																					$ 1,000
Convertible debt, conversion rate		24.5516	24.5516
Convertible debt, conversion price | $ / shares																						$ 40.73
Debt conversion, Converted instrument, Shares issued | shares												24	24
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																				$ 1,000
Convertible debt, conversion rate	10.6419
Convertible debt, conversion price | $ / shares																				$ 93.97
Debt instrument repurchased face amount								2,600,000,000							384,800,000
Debt instrument repurchased amount								2,200,000,000							$ 331,200,000	¥ 2,200,000,000	$ 331,200,000
Gain (loss) on repurchase of debt instrument								¥ 336,500,000	$ 49,500,000
Long-term debt due in more than one year [Member]
Debt Instrument [Line Items]
Average interest rate						2.40%								2.40%